Leases – The Group as a lessee	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Leases – The Group as a lessee

15. Leases – The Group as a lessee

Nature of the Group’s leasing activities

The Group has lease contracts for land, buildings, machineries and equipment. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group regularly enters into short-term leases of 12 months or less for certain plant and equipment and machineries. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

(a) Carrying amounts

ROU assets classified within property, plant and equipment

	2024	2023
	US$	US$
Carrying amounts
Leasehold land and buildings	2,040,813	1,999,304
Plant and equipment	-	270
Motor vehicles	89,683	130,642
	2,130,496	2,130,216

(b) Depreciation charge during the financial year

	2024	2023
	US$	US$

Leasehold land and buildings	231,952	208,860
Plant and equipment	270	7,882
Motor vehicles	40,958	40,480
	273,180	257,222

Interest expense

	2024	2023
	US$	US$

Interest expense on lease liabilities	53,725	55,934

(c) Short-term leases

	2024	2023
	US$	US$

Expense relating to short-term leases	142,441	372,721
Repayment of lease principal and interest	249,510	241,470
Total cash outflow for leases	391,951	614,191

Note: Amount includes payments of principal and interest portion of lease liabilities and short-term leases.

For both years, the Group leases various offices and machineries for its operations. Lease contracts are entered into for fixed term of 1 month to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. At the end of the current financial year, subject to the fulfilment of certain conditions, the lease for one of the properties was extended by 20 years, ending in November 2050.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

15. Leases – The Group as a lessee (continued)

The Group regularly enters into short-term leases for certain office premises. As at December 31, 2024 and 2023, the portfolio of short-term leases was similar to the portfolio of short-term leases to which the short-term leases expense is disclosed above.

(d) Addition of ROU assets during the financial year ended December 31, 2024 was US$273,459 (2023: US$Nil)

(e) Lease liabilities

	2024	2023
	US$	US$
Current	221,254	192,282
Non-current	1,926,702	1,974,524
	2,147,956	2,166,806